Prepayment for Land Use Rights (Details) $ in Thousands, ¥ in Millions	Nov. 26, 2021 USD ($) m²	Nov. 26, 2021 CNY (¥) m²
Prepayment For Land Use Rights [Abstract]
Prepaid expense	$ 1,400	¥ 10
Area of land	13,000	13,000